Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Lease
Right of use asset - lease, net	$ 120,777	$ 61,765	$ 195,441
Operating lease liability - short-term	80,258	63,050	74,373
Operating lease liability - long-term	42,347	0	$ 122,605
Operating lease liabililty	$ 122,605	$ 63,050
Discount rate - operating lease	6.00%